FUTURE POLICY BENEFITS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Future Policy Benefits
Policyholder Account Balance [Line Items]
Net (increase) decrease in future policy benefits liabilities	$ (31)	$ 14	$ 0